Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of quarterly profit	100.00%
Cash and cash equivalents	$ 955,941	$ 1,557,325
Advances to third-party suppliers for services		366,903
Advances for outsourcing software service		304,592
Advances for sales commission		$ 62,311
Deferred revenue	$977,054	$784,530
Recognized revenue	$ 784,530	$ 752,286	$ 763,191
Research and development expenses	$ 42,052	$ 43,661	$ 35,904
Value added taxes, description	Starting from April 1, 2019, the VAT rate for revenue generated from providing products was changed from 16% to 13%.
Total Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest entities, percentage	96.00%	93.00%
Total Liabilities [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest entities, percentage	98.00%	100.00%